Goodwill and Intangible Assets - Changes in Company's Goodwill and Intangible Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013	Feb. 25, 2012
Favorable operating leases, customer lists, customer relationships and other [Member]
Goodwill [Line Items]
Finite-Lived intangible Assets, Accumulated Amortization	$ 65	$ 56
Non-compete Agreements [Member]
Goodwill [Line Items]
Finite-Lived intangible Assets, Accumulated Amortization	$ 2	$ 2